Quarterly financial information (unaudited) (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total revenue		$ 282,828	$ 413,601	$ 335,523	$ 242,547	$ 298,904	$ 599,074	$ 112,685
Costs and expenses:
Cost of product revenue	$ 91,937	133,343	148,756	145,325	79,106	133,706	221,090	110,931	$ 197,020	$ 355,816	$ 373,187	$ 506,530	$ 662,747
Research and development	865,765	4,259,357	4,739,360	4,076,220	3,914,974	4,230,804	5,665,357	6,094,921	4,387,079	11,720,535	12,730,554	16,989,911	20,378,161	$ 12,749,379
Selling, general and administrative	1,959,872	3,983,088	4,934,937	4,990,943	4,594,716	3,918,661	5,447,847	5,377,784	5,111,695	8,651,808	14,520,596	18,503,684	19,855,987	16,464,279
Total costs and expenses	2,917,574	8,375,788	9,823,053	9,212,488	8,588,796	8,283,171	11,334,294	11,583,636	9,695,794	20,728,159	27,624,337	36,000,125	40,896,895	29,213,658
Loss from operations	(2,666,583)	(8,092,960)	(9,409,452)	(8,876,965)	(8,346,249)	(7,984,267)	(10,735,220)	(11,470,951)	(9,695,794)	(20,053,084)	(26,632,666)	(34,725,626)	(39,886,232)	(29,213,658)
Interest income, net	28,210	64,429	77,339	72,342	77,854	84,232	97,726	107,818	103,333	139,612	227,535	291,964	393,109	72,028
Net loss	$ (2,638,373)	$ (8,028,531)	$ (9,332,113)	$ (8,804,623)	$ (8,268,395)	$ (7,900,035)	$ (10,637,494)	$ (11,363,133)	$ (9,592,461)	$ (19,913,472)	$ (26,405,131)	$ (34,433,662)	$ (39,493,123)	$ (29,141,630)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.15)	$ (0.46)	$ (0.54)	$ (0.51)	$ (0.49)	$ (0.48)	$ (0.65)	$ (0.71)	$ (0.61)	$ (1.11)	$ (1.54)	$ (1.99)	$ (2.43)	$ (2.08)
Weighted-average number of common shares outstanding - basic and diluted	18,066,548	17,642,646	17,386,249	17,130,264	16,873,512	16,619,596	16,361,617	16,105,555	15,843,532	17,999,877	17,131,887	17,260,626	16,233,985	14,032,916
Net product revenue
Quarterly Financial Information Disclosure [Abstract]
Total revenue		$ 282,752	$ 407,241	$ 330,688	$ 240,292	$ 291,099	$ 586,134	$ 112,685
Other revenue
Quarterly Financial Information Disclosure [Abstract]
Total revenue		$ 76	$ 6,360	$ 4,835	$ 2,255	$ 7,805	$ 12,940